Fees Summary	Mar. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,484,000
Previously Paid Amount	0.00
Total Fee Amount	686.50
Total Offset Amount	0.00
Net Fee	686.50
Narrative - Max Aggregate Offering Price	$ 4,484,000
Final Prospectus	true